Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	$ 298,898	$ 219,126
Other assets	34,635	32,051
Consolidated total assets	3,945,264	3,806,086
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,936,809	2,004,505
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,267,076	1,303,229
FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	133,925	102,452
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	150,109	144,723
Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	61,795
Floating accommodation unit segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 62,017